OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable and Prepaid Expenses [Abstract]
Other Accounts Receivable and Prepaid Expenses [Text Block]
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Prepaid expenses	$21	$8
Government institutions	56	88
Advance payment to suppliers	-	193
Others	28	99

	$105	$388